Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Parties And their Relationship	The table below sets forth the related parties and their relationships with the Company as of December 31, 2023:
Name of related parties	Relationship with the Company
Jian Chen	Founder and shareholder
*	The balances mainly represent expenses paid on behalf of the Company for daily operations.

Schedule of Related Parties And their Relationship
	December 31, 2023	June 30, 2023
	(Unaudited)
Amounts due to related parties, current*
Jian Chen	$413,324	$405,138
*	The balances mainly represent expenses paid on behalf of the Company for daily operations.